UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/12

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 8/8/12
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $463,970  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



Market Value                     Other     Voting
Issuer                                       Class     CUSIP
x 1000 DiscretionQuantity Managers  Authority
3M CO COM                                    COMMON    88579Y101
29.9264   Sole         334  None      Sole
ABBOTT LABS COM                              COMMON    002824100
15051.1662   Sole      233460  None      Sole
ALTRIA GROUP INC COM                         COMMON    00209S103
93.285   Sole        2700  None      Sole
AMERICAN STS WTR CO COM                      COMMON    029899101
213.732   Sole        5400  None      Sole
AMERICAN WTR WKS CO INC NEW COM              COMMON    030420103
205.68   Sole        6000  None      Sole
APPLE INC COM                                COMMON    29250X103
5676.48   Sole        9720  None      Sole
AQUA AMER INC COM                            COMMON    03836W103
519.9909   Sole       20832  None      Sole
BAXTER INTL INC COM                          COMMON    071813109
3348.45   Sole       63000  None      Sole
BEAM INC COM                                 COMMON    073730103
499.92   Sole        8000  None      Sole
BERKSHIRE HATHAWAY INC DEL CL A              COMMON    084670108
749.67   Sole           6  None      Sole
BERKSHIRE HATHAWAY INC DEL CL B NEW          COMMON    084670207
3238.2038   Sole       38860  None      Sole
BOARDWALK PIPELINE PARTNERS LP COM UNIT LT   COMMON    096627104
1508.598   Sole       54600  None      Sole
BRISTOL MYERS SQUIBB CO COM                  COMMON    110122108
14798.8894   Sole      411652  None      Sole
BUCKEYE PARTNERS L P UNIT LTD PARTNERSHIP    COMMON    118230101
2706.0579   Sole       51870  None      Sole
CALIFORNIA WTR SVC GROUP INC                 COMMON    130788102
140.372   Sole        7600  None      Sole
CATERPILLAR INC                              COMMON    149123101
5095.4491   Sole       60010  None      Sole
CELGENE CORP                                 COMMON    151020104
795.584   Sole       12400  None      Sole
CHEVRON CORP NEW COM                         COMMON    166764100
2273.525   Sole       21550  None      Sole
COACH INC COM                                COMMON    189754104
9379.84112   Sole      160394  None      Sole
COCA COLA COMPANY                            COMMON    191216100
7.0371   Sole          90  None      Sole
COLGATE PALMOLIVE CO COM                     COMMON    194162103
260.25   Sole        2500  None      Sole
CONNECTICUT WTR SVC INC COM                  COMMON    207797101
115.92   Sole        4000  None      Sole
CONSOLIDATED EDISON INC COM                  COMMON    209115104
15.73407   Sole         253  None      Sole
COVIDIEN PLC SHS NEW ISIN#IE00B68SQD29       COMMON    G2552X108
1444.5   Sole       27000  None      Sole
DE MASTER BLENDERS 1753 N V ORD SHS ISIN#N   COMMON    N2563N109
3914.68   Sole      341000  None      Sole
DISNEY WALT CO DISNEY COM                    COMMON    254687108
12166.71   Sole      250860  None      Sole
EL PASO PIPELINE PARTNERS L P COM UNIT LTD   COMMON    283705108
3772.08   Sole      111600  None      Sole
ELI LILLY & CO COM                           COMMON    532457108
9071.174   Sole      211400  None      Sole
EMERSON ELEC CO COM                          COMMON    291011104
279.48   Sole        6000  None      Sole
ENBRIDGE ENERGY MGMT L L C SHS UNITS REPST   COMMON    29250X103
2835.64309   Sole       88697  None      Sole
ENBRIDGE ENERGY PARTNERS LP COM              COMMON    29250R106
1673.888   Sole       54400  None      Sole
ENERGY TRANSFER EQUITY LP COM UNITS REPSTG   COMMON    29273V100
754.768   Sole       18400  None      Sole
ENERGY TRANSFER PARTNERS L P UNIT LTD PART   COMMON    29273R109
1838.304   Sole       41600  None      Sole
ENTERPRISE PRODS PARTNERS L P COM UNIT       COMMON    293792107
6802.41744   Sole      132756  None      Sole
EXPRESS SCRIPTS HLDG CO COM                  COMMON    302182100
11517.28236   Sole      206292  None      Sole
EXXON MOBIL CORP COM                         COMMON    30231G102
8575.39755   Sole      100215  None      Sole
GENERAL ELECTRIC CO COM                      COMMON    369604103
7027.248   Sole      337200  None      Sole
GENERAL MILLS INC COM                        COMMON    370334104
250.51   Sole        6500  None      Sole
GOLDMAN SACHS GROUP INC COM                  COMMON    38141G104
19.172   Sole         200  None      Sole
GOOGLE INC CL A                              COMMON    38259P508
439.69306   Sole         758  None      Sole
HARLEY DAVIDSON INC COM                      COMMON    412822108
1.3719   Sole          30  None      Sole
HILLSHIRE BRANDS CO COM                      COMMON    432589109
1977.118   Sole       68200  None      Sole
INTEL CORP COM                               COMMON    458140100
12.65875   Sole         475  None      Sole
JAMBA INC COM                                COMMON    47023A101
87.75   Sole       45000  None      Sole
JOHNSON & JOHNSON COM                        COMMON    478160104
12708.036   Sole      188100  None      Sole
KIMBERLY CLARK CORP                          COMMON    494368103
9248.208   Sole      110400  None      Sole
KINDER MORGAN ENERGY PARTNERS L P UNIT LTD   COMMON    494550106
7393.43504   Sole       94088  None      Sole
KINDER MORGAN MGMT LLC SHS                   COMMON    49455U100
26121.58786   Sole      355783  None      Sole
KRAFT FOODS INC CL A                         COMMON    50075N104
33.94698   Sole         879  None      Sole
LABORATORY CORP AMER HLDGS COM NEW           COMMON    50540R409
69.4575   Sole         750  None      Sole
MAGELLAN MIDSTREAM PARTNERS LP COM UNIT RE   COMMON    559080106
2995.136   Sole       42400  None      Sole
MASTERCARD INC CL A COM                      COMMON    57636Q104
537.6375   Sole        1250  None      Sole
MCDONALDS CORP                               COMMON    580135101
619.71   Sole        7000  None      Sole
MEAD JOHNSON NUTRITION CO COM                COMMON    582839106
14932.83378   Sole      185478  None      Sole
MERCK & CO INC NEW COM                       COMMON    58933Y105
208.75   Sole        5000  None      Sole
MIDDLESEX WTR CO COM                         COMMON    596680108
126.654   Sole        6666  None      Sole
MONSANTO CO NEW COM                          COMMON    61166W101
1407.26   Sole       17000  None      Sole
NATIONAL PENN BANCSHARES INC COM             COMMON    637138108
234.0434   Sole       24520  None      Sole
NIKE INC CLASS B                             COMMON    654106103
36.4287   Sole         415  None      Sole
NORFOLK SOUTHERN CORP                        COMMON    655844108
50.239   Sole         700  None      Sole
ONEOK PARTNERS L P UNIT LTD PARTNERSHIP      COMMON    68268N103
2891.75   Sole       53800  None      Sole
PAA NAT GAS STORAGE LP COM UNIT LTD PART I   COMMON    693139107
178.7   Sole       10000  None      Sole
PEPSICO INC COM                              COMMON    713448108
183.716   Sole        2600  None      Sole
PFIZER INC COM                               COMMON    717081103
19404.226   Sole      843662  None      Sole
PHILIP MORRIS INTL INC COM                   COMMON    718172109
11036.12124   Sole      126474  None      Sole
PLAINS ALL AMERICAN PIPELINE L P UNIT LTD    COMMON    726503105
3131.3875   Sole       38750  None      Sole
PLUM CREEK TIMBER CO INC COM                 COMMON    729251108
254.08   Sole        6400  None      Sole
POTLATCH CORP NEW COM                        COMMON    737630103
255.52   Sole        8000  None      Sole
PROCTER & GAMBLE CO COM                      COMMON    742718109
8440.67875   Sole      137807  None      Sole
QUALCOMM INC                                 COMMON    747525103
139.2   Sole        2500  None      Sole
RAYONIER INC COM                             COMMON    754907103
370.425   Sole        8250  None      Sole
SCHLUMBERGER LTD COM ISIN#AN8068571086       COMMON    806857108
1331.9532   Sole       20520  None      Sole
SIGMA ALDRICH CORP COM                       COMMON    826552101
8569.9656   Sole      115920  None      Sole
SPDR S&P 500 ETF TR TR UNIT                  COMMON    78462F103
219.53736   Sole        1613  None      Sole
SPDR S&P MIDCAP 400 ETF TR UNIT SER 1 STAN   COMMON    78467Y107
293.7795   Sole        1715  None      Sole
STARBUCKS CORP COM                           COMMON    855244109
7.1982   Sole         135  None      Sole
SUNOCO LOGISTICS PARTNERS LP COM UNITS       COMMON    86786L108
1218.672   Sole       33600  None      Sole
TARGA RES PARTNERS LP COM UNIT LTD PARTNER   COMMON    87611X105
392.15   Sole       11000  None      Sole
TC PIPELINES LP UNIT COM LTD PARTNERSHIP I   COMMON    87233Q108
7404.58   Sole      171800  None      Sole
TOOTSIE ROLL INDS CL B CONV NON-TRANSFERAB   COMMON    890516206
15.694   Sole         826  None      Sole
TOOTSIE ROLL INDS INC                        COMMON    890516107
0.9544   Sole          40  None      Sole
V F CORP                                     COMMON    918204108
240.21   Sole        1800  None      Sole
WEYERHAEUSER CO                              COMMON    962166104
357.76   Sole       16000  None      Sole
WILLIAMS PARTNERS L P COM UNIT LTD PARTNER   COMMON    96950F104
3943.54536   Sole       75489  None      Sole
WILLIAMS SONOMA INC COM                      COMMON    969904101
168453.0778   Sole     4817074  None      Sole
ZIMMER HLDGS INC COM                         COMMON    98956P102
7325.777   Sole      113825  None      Sole


463969.6308